Capital and reserves - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Equity	[1]	$ 82,990	$ 90,439	$ 85,568	$ 100,708
Issue of perpetual hybrid bonds	[1]	370	924	11,861
Payments on issue of perpetual hybrid bonds	[1]	(529)	(499)	(89)
Profit (loss) for the year	[1],[2]	(1,357)	8,487	(20,729)
Currency translation differences (including reclassifications)a		6,853	(870)	(2,187)
Corporate bonds [Member]
Disclosure of reserves within equity [line items]
Payments on issue of perpetual hybrid bonds		(468)	(499)	(89)
Project specific bonds [Member]
Disclosure of reserves within equity [line items]
Payments on issue of perpetual hybrid bonds		$ (61)	$ 0
Fixed interest rate [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate		3.25%
Fixed interest rate [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate		4.875%
Rosnefta
Disclosure of reserves within equity [line items]
Ownership percentage in associate			18.50%
Reserve of exchange differences on translation [member]
Disclosure of reserves within equity [line items]
Equity	[1]	$ (2,643)	$ (9,572)	(8,719)	(6,495)
Payments on issue of perpetual hybrid bonds	[1]	15	(7)
Currency translation differences (including reclassifications)a		6,914	(846)	(2,224)
Reserve of exchange differences on translation [member] | Rosnefta
Disclosure of reserves within equity [line items]
Currency translation differences (including reclassifications)a		10,372
Reserve of cash flow hedges [member]
Disclosure of reserves within equity [line items]
Equity		(183)	(851)	(708)	(752)
Reserve of cash flow hedges [member] | Rosnefta
Disclosure of reserves within equity [line items]
Equity			651
Non-controlling interests, hybrid bonds [Member]
Disclosure of reserves within equity [line items]
Equity	[1]	13,390	13,041	12,076	$ 0
Issue of perpetual hybrid bonds	[1]	374	950	11,909
Payments on issue of perpetual hybrid bonds	[1]	(544)	(492)	(89)
Profit (loss) for the year	[1]	519	507	256
Currency translation differences (including reclassifications)a				0
Non-controlling interests, hybrid bonds [Member] | Corporate bonds [Member]
Disclosure of reserves within equity [line items]
Equity		12,066	12,081
Profit (loss) for the year		468	497	$ 89
Non-controlling interests, hybrid bonds [Member] | Project specific bonds [Member]
Disclosure of reserves within equity [line items]
Equity		1,324	960
Issue of perpetual hybrid bonds		1,324
Profit (loss) for the year		$ 51	$ 10

[1]	See Note 31 for further information.
[2]	See Note 32 for further information.